Gabelli ESG Fund, Inc.
SUMMARY OF THE FUND
Investment Objective
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 13 of the prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gabelli ESG Fund, Inc.	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gabelli ESG Fund, Inc.		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Advisory Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none	0.25%
Other Expenses		0.42%	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	[1]	1.67%	1.67%	2.42%	1.42%	1.67%
Fee Waiver and/or Expense Reimbursement	[1]	(0.42%)	(0.42%)	(0.42%)	(0.42%)	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.25%	1.25%	2.00%	1.00%	1.25%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, 1.00%, and 1.25% for Class AAA, Class A, Class C, Class I, and Class T shares, respectively. Under this same arrangement, the Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. This arrangement is in effect until July 31, 2018 (for Class T shares, for at least one year from the commencement of offering of Class T shares), and may be terminated only by the Board of Directors of the Fund before such time.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Gabelli ESG Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	127	486	868	1,941
Class A Shares	695	1,033	1,393	2,404
Class C Shares	303	714	1,253	2,724
Class I Shares	102	408	736	1,666
Class T Shares	374	723	1,096	2,143

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - Gabelli ESG Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	127	486	868	1,941
Class A Shares	695	1,033	1,393	2,404
Class C Shares	203	714	1,253	2,724
Class I Shares	102	408	736	1,666
Class T Shares	374	723	1,096	2,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund may also invest in foreign securities, including those in emerging markets, and in securities that are convertible into common stocks. The Fund focuses on investments in companies whose securities are trading at a material discount to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company.

Socially Responsible Criteria.    The Fund combines a differentiated, value oriented investment philosophy with social screens and a holistic ESG (Environmental, Social, Governance) analysis to deliver returns in a socially responsive manner. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. Pursuant to the guidelines, the Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, the top 50 defense/weapons contractors, or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, and defense/weapons production.

After identifying companies that satisfy these social criteria, the Adviser then will invest in securities of companies that the Adviser believes are trading at a material discount to PMV. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or if there is a change to an underlying industry or company that the Adviser believes may negatively affect the value of such securities.

The Fund may also use the following investment technique:
  Lower Grade Convertible Debt Securities.    The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least “BBB” (which securities may have speculative characteristics) by Standard & Poor’s (“S&P”) or, if unrated, judged by the Adviser to be of comparable quality. However, on occasion when the Adviser deems appropriate, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities, provided such securities have a rating of, or equivalent to, at least an S&P rating of “B”.

Principal Risks
You may want to invest in the Fund if:
  you are a long term investor
  you seek capital appreciation
  you want exposure to equity investments in companies that meet the Fund’s socially responsible guidelines you believe that the market will favor growth over value stocks over the long term you wish to include a growth strategy as a portion of your overall investments
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

The principal risks presented by the Fund are:
  Convertible Securities Risk.     Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Interest Rate Risk, Maturity Risk, and Credit Risk.    When interest rates decline, the value of the portfolio’s debt securities generally increases. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the increase or decline will often be greater for longer term debt securities than shorter term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.
  Lower Grade Convertible Debt Securities Risk.    The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Market Risk.    The risk that the securities markets will fluctuate, sometimes rapidly and unpredictably based on overall economic conditions and other factors.
  Preferred Stock Risk.    Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
  Sector Risk.    Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.
  Socially Responsible Investment Risk.     The application of the Adviser’s socially responsible criteria will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and the life of the Fund compared with the MSCI AC World Index and the S&P 500 Index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
GABELLI ESG FUND, INC. (Total Returns for Class AAA Shares Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 28.38% (quarter ended June 30, 2009), and the lowest return for a quarter was (18.61)% (quarter ended September 30, 2011).

Year to date total return for the six months ended June 30, 2017, was 7.55%.
Average Annual Total Returns (for the years ended December 31, 2016, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli ESG Fund, Inc.	Past One Year	Past Five Years	Since Inception	Inception Date
Class AAA Shares	10.39%	10.57%	5.83%	Jun. 01, 2007
Class AAA Shares | Return After Taxes on Distributions	12.14%	8.59%	5.77%	Jun. 01, 2007
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	8.19%	7.00%	4.85%	Jun. 01, 2007
Class A Shares	10.40%	10.58%	5.84%	Jun. 01, 2007
Class C Shares	9.63%	9.76%	5.05%	Jun. 01, 2007
Class I Shares	10.72%	10.86%	6.10%	Jun. 01, 2007
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	7.86%	9.36%	2.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. No returns are shown for Class T shares since Class T shares were not offered prior to the date of this prospectus. After-tax returns for other classes will vary due to the differences in expenses.